Commitments and Contingent Liabilities (Details) - Schedule of Future Lease Obligations Under Non-Cancellable Operating Leases - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Future lease obligations:
2024	$ 76,520
2025	64,155
2026	62,405
2027	62,405
2028	31,203
Total Future obligations	296,688
Less imputed interest	(53,312)
Net present value of future minimum lease obligations	243,376
Lease liabilities:
Current lease liabilities	72,959	$ 60,071
Non-current lease liabilities	170,417	$ 75,036
Net present value of future minimum lease obligations	$ 243,376
Incremental Borrowing Rate	10.00%